General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Other Income and Expenses [Abstract]
Depreciation and amortization	$ 771	$ 30,576	$ 42,028	$ 3,012
Loan portfolio expenses	9,157	27,557	37,712	27,465
Securitization expenses	4,966	13,040	32,152	13,893
Communications and data processing	4,240	18,869	27,733	12,761
Loan origination expenses	5,370	10,883	19,927	12,931
Business development	2,684	9,329	13,031	12,468
Other expenses	8,850	21,703	31,585	33,605
Total general and administrative expenses	$ 36,038	$ 131,957	$ 204,168	$ 116,135